Business Combination - Schedule of Aggregate Fair Values of the Assets Acquired and Liabilities (Details) - Business Combination [Member]	12 Months Ended
	Sep. 30, 2025 USD ($)
Schedule of Aggregate Fair Values of the Assets Acquired and Liabilities [Line Items]
Net liabilities acquired	$ (40,606)
Intangible assets	512,460	[1]
Goodwill	9,686,164
Deferred tax liabilities	(87,118)	[2]
Total	10,070,900
Total purchase price comprised of:
– cash consideration	3,000,000
– share-based consideration	7,070,900
Total purchase price	10,070,900
Wealth AI [Member]
Schedule of Aggregate Fair Values of the Assets Acquired and Liabilities [Line Items]
Net liabilities acquired	(40,606)
Intangible assets	512,460	[1]
Goodwill	4,657,664
Deferred tax liabilities	(87,118)	[2]
Total	5,042,400
Total purchase price comprised of:
– cash consideration	3,000,000
– share-based consideration	2,042,400
Total purchase price	5,042,400
Tokyo Bay [Member]
Schedule of Aggregate Fair Values of the Assets Acquired and Liabilities [Line Items]
Net liabilities acquired
Intangible assets		[1]
Goodwill	2,085,000
Deferred tax liabilities		[2]
Total	2,085,000
Total purchase price comprised of:
– cash consideration
– share-based consideration	2,085,000
Total purchase price	2,085,000
InnoSphere Tech [Member]
Schedule of Aggregate Fair Values of the Assets Acquired and Liabilities [Line Items]
Net liabilities acquired
Intangible assets		[1]
Goodwill	2,943,500
Deferred tax liabilities		[2]
Total	2,943,500
Total purchase price comprised of:
– cash consideration
– share-based consideration	2,943,500
Total purchase price	$ 2,943,500

[1]	The intangible assets mainly arise from the recognition, on a fair value basis, website development of Wealth AI, with an expected useful life of 5 years. The fair values of the intangible assets are based on estimation of the Group with reference to the valuation carried out by an independent qualified professional valuer not connected with the Group.
[2]	The deferred tax liabilities relating to the fair value adjustments of intangible assets amounted to US$87,118, which is calculated at the Singapore Profits Tax rate of 17%.